Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Final Exception Rating	Fitch Final Exception Rating	Kroll Final Exception Rating	Moody's Final Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	1000610	XXXX	XXXX	XX/XX/XXXX 11:13:58 AM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception was requested to waive the desk review requirement on a XXXX CU score of 2.7.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Guidelines Representative FICO: 620 Representative FICO: XXX	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2023-12-08): Lender approved exception with compensating factors. Lender exception was requested to waive the desk review requirement on a XXXX CU score of 2.7. Compensating factors: FICO 20+ points above requirement, LTV 10% below max and Reserves > 6 months minimum.			XX/XX/XXXX 11:14:13 AM	2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	1000622	XXXX	XXXX	XX/XX/XXXX 7:22:34 AM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a lender exception in file with a note that per email, exception was approved to proceed with no PPP. Lender exception approving with comp factors XXXX FICO, owned 2 STR investment properties for over 4 years, and LTV at XX% is XX below 70% max for cash out refinance on short term rental.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: XXX Guideline Requirement: 6.00 Debt Service Coverage Ratio: 2.50 Guideline Requirement: 1.00 Guidelines Representative FICO: 700 Representative FICO: XXX	Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2023-12-21): Client elects to waive with comp factors.			XX/XX/XXXX 6:45:21 AM	2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	1000622	XXXX	XXXX	XX/XX/XXXX 7:22:34 AM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines SFR/PUD only allow max bedrooms of 6, subject property reflects 7. Lender exception approving with comp factors XXXX FICO, owned 2 STR investment properties for over 4 years, and LTV at XX% is XX below 70% max for cash out refinance on short term rental.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: XXX Guideline Requirement: 6.00 Debt Service Coverage Ratio: 2.50 Guideline Requirement: 1.00 Guidelines Representative FICO: 700 Representative FICO: XXX	Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2023-12-21): Client elects to waive with comp factors.			XX/XX/XXXX 6:45:30 AM	2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No